Share Capital - Summary of Share Capital (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Issued capital	¥ 18,121	¥ 16,948
Trade- restricted [member]
Disclosure of classes of share capital [line items]
Issued capital	3,257	2,453
Tradable [member]
Disclosure of classes of share capital [line items]
Issued capital	14,864	14,495
A Shares (par value RMB1.00 per share) [member] | Tradable [member]
Disclosure of classes of share capital [line items]
Issued capital	4,073	4,073
H Shares (par value RMB1.00 per share) [member] | Tradable [member]
Disclosure of classes of share capital [line items]
Issued capital	4,644	4,275
Domestic state owned shares (par value RMB1.00 per share) [member] | Trade- restricted [member]
Disclosure of classes of share capital [line items]
Issued capital	3,257	2,453
Domestic state owned shares (par value RMB1.00 per share) [member] | Tradable [member]
Disclosure of classes of share capital [line items]
Issued capital	¥ 6,147	¥ 6,147